SUBJECT TO COMPLETION
            PRELIMINARY PROSPECTUS SUPPLEMENT DATED JANUARY 10, 2000

   The information contained in this prospectus supplement is not complete and may be changed. We may not use this prospectus supplement to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                               THE SENTINEL FUNDS

                       SENTINEL FLEX CAP OPPORTUNITY FUND

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY , 2000 TO

         PROSPECTUS DATED MARCH 31, 1999, AS AMENDED ON JANAURY 10, 2000

          On February , 2000, Sentinel Group Funds, Inc. (the "Company") began offering shares of a new Fund named Sentinel Flex Cap Opportunity Fund (the "Flex Cap Opportunity Fund"). This Supplement, which is to be used in conjunction with the Prospectus for the Sentinel Funds dated March 31, 1999, as amended on September 13, 1999 (the "Prospectus"), describes the investment objective and policies and other features of the Flex Cap Opportunity Fund.

              WHAT IS THE MAIN GOAL AND INVESTMENT STRATEGY OF THE
                           FLEX CAP OPPORTUNITY FUND?

          The Flex Cap Opportunity Fund seeks long-term capital appreciation. The Fund will invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Fund invests primarily in "growth" stocks. The Fund invests in companies of all sizes. Income is not an important factor in selecting investments.

                   WHAT ARE THE MAIN RISKS OF INVESTING IN THE
                           FLEX CAP OPPORTUNITY FUND?

          The main risks of investing in the Fund include:

          - fluctuation in Fund price per share due to changes in the market prices of the investments.

          - the tendency of stocks, especially "growth" stocks, to be more volatile than some other investments you could make, such as bonds.

          - the risk that the cost of borrowing money to leverage the Fund's assets will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

          As with any equity fund, your investment will go up or down in value, and the loss of your investment is a risk of investing. An investment in the Flex Cap Opportunity Fund is best suited for investors who seek long-term capital growth and can tolerate substantial fluctuations in their investment's value. Compared with the other Sentinel Funds, the Flex Cap Opportunity Fund is likely to have the greatest price volatility, and may subject you to the highest risk of loss of your investment.

          There can be no assurance that the Flex Cap Opportunity Fund will achieve its investment objective.

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)

CLASS A SHARES:

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of the offering price)................................ 5.00% maximum
Maximum Deferred Sales Charge (Load).............................    None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends......    None
Redemption Fees..................................................    None(1),(2)
Exchange Fees....................................................    None
------------
(1) If you do not pay a sales charge because your purchase amount is $1,000,000 or more, then you may pay a deferred sales charge of up to 1% if you redeem your shares within two years of your purchase.

(2)  If you redeem by wire transfer, we assess a wire charge of $25.


CLASS B SHARES:

Maximum Sales Charge (Load) Imposed on Purchases.................    None
Maximum  Deferred  Sales Charge  (Load) (as a percentage  of the lower of the purchase price or the net asset value of the
shares being redeemed) ..........................................    4.00%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends......    None
Exchange Fees....................................................    None
------------
(3) The maximum deferred sales charge is imposed on shares redeemed in the first two years after purchase. For shares held longer than two years, the deferred sales charge declines.


CLASS C SHARES:

Maximum Sales Charge (Load) Imposed on Purchases.................    None
Maximum Deferred Sales Charge (Load) (as a percentage
of the lower of  the purchase price or the net asset value    1.00% for one year
 of the shares being redeemed)..................................after purchase
Maximum Sales Charge (Load) Imposed on Reinvested Dividends......    None
Exchange Fees....................................................    None


ANNUAL FUND OPERATING EXPENSES

         We estimate that the Flex Cap Opportunity Fund will incur the expenses shown below in its first year of operations, expressed as a percentage of the Fund's average net assets.

                                        CLASS A SHARES               CLASS B SHARES             CLASS C SHARES
                                        --------------               --------------             --------------

Management Fees                             0.90%                         0.90%                      0.90%
Rule 12b-1 Fees (includes
     service fee
     and distribution fee)                  0.30%                         1.00%                      1.00%
Other Expenses:
     Accounting and Administrative
     Costs                                  0.03%                         0.03%                      0.03%
     Other                                  0.22%                         0.22%                      0.22%
                                            -----                         -----                      -----
Total Other Expenses                        0.25%                         0.25%                      0.25%
                                            -----                         -----                      -----
Total Fund Operating Expenses               1.45%                         2.15%                      2.15%
                                            =====                         =====                      =====


EXAMPLES:

          These examples are intended to help you compare the cost of investing in the Flex Cap Opportunity Fund with the cost of investing in other mutual funds. They assume that you invest $10,000 in the Flex Cap Opportunity Fund for the time periods indicated, that you pay the initial sales charge in the case of the Class A shares, that the Fund's operating expenses are as estimated above for the entire period, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.

                                              1 YEAR                3 YEARS
                                              ------                -------

Class A shares                                 $640                  $936
Class B shares (assuming redemption            $618                  $973
        at the end of the period)
Class B shares (assuming no redemption         $218                  $673
        at the end of the period)
Class C shares (assuming redemption            $318                  $673
        at the end of the period)
Class C shares (assuming no redemption         $218                  $673
        at the end of the period)


       DETAILS ABOUT THE FLEX CAP OPPORTUNITY FUND'S INVESTMENT OBJECTIVE,
             PRINCIPAL INVESTMENT STRATEGIES, AND ASSOCIATED RISKS

          The Flex Cap Opportunity Fund seeks long-term capital appreciation. The Fund will invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Fund invests primarily in "growth" stocks. The Fund's subadvisor, Fred Alger Management, Inc. ("Alger"), believes that these companies tend to fall into one of two categories:

          -    High Unit Volume Growth

          Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

          -    Positive Life Cycle Change

          Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger or acquisition.

          The Fund invests in companies of all sizes.

          The Fund can leverage its assets, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, this subjects the Fund to the risk that the cost of borrowing money to leverage its assets may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed. However, the Fund is not required to use leverage and there is no assurance that the Fund will use leverage.

          Prices of growth stocks tend to be higher in relation to their companies' earnings, and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile.

          Although the Fund does not intend to concentrate in any one industry, the companies which satisfy Alger's investment criteria may be concentrated in certain broad sectors, such as technology. This also may increase the volatility of the Fund's share price.

          The Fund's trading in some stocks may be relatively short-term, meaning that the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase the Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

          As with any equity fund, your investment will go up or down in value, and the loss of your investment is a risk of investing. An investment in the Fund is best suited for investors who seek long-term capital growth and can tolerate substantial fluctuations in their investment's value. Compared with the other Sentinel Funds, the Flex Cap Opportunity Fund is likely to have the greatest price volatility, and may subject you to the highest risk of loss of your investment.

          The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Alger believes that adverse market or other conditions warrant such investment. Such action is an attempt to protect the Fund's assets from a temporary unacceptable risk of loss, rather than directly to promote the Fund's investment objective.

          The Flex Cap Opportunity Fund may invest up to 15% of its net assets in illiquid securities and invest in portfolio depositary receipts up to 5% of its total assets. These securities and investment techniques are discussed in detail in the Sentinel Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Supplement and the Prospectus. You can get a free copy of the Statement of Additional Information by calling 1-800-282-FUND (3863), or by writing to Sentinel Administrative Service Company at P.O. Box 1499, Montpelier, VT 05601-1499.

PURCHASE OPTIONS

         The Flex Cap Opportunity Fund offers Class A shares, Class B shares and Class C shares. You can compare the differences among the Class A shares, Class B shares and Class C shares using the table below.

                                                                 TOTAL 12B-1 FEE,
CLASS             SALES CHARGE            SERVICE FEE       INCLUDING SERVICE FEE        CONVERSION FEATURE
-----             ------------            -----------       ---------------------        ------------------

          Maximum 5.00% initial
A         sales charge                  Maximum of 0.20%      Maximum of 0.30%            No

                                                                                          Class B Shares convert to Class A
          CDSC of up to 4.00% for a                                                       Shares automatically after the
B         maximum of six years                0.25%                1.00%                  applicable CDSC peroid

          CDSC of 1.00% for the
C         first year only                     0.25%                1.00%                  No


          Please see page 29 of the Prospectus for a discussion of things to think about when choosing which share class to buy.

CLASS A SHARES

          For purchases of Class A shares of the Flex Cap Opportunity Fund, you pay the public offering price, which includes the front-end sales charge, next computed after we receive your order. The sales charge ranges from 5.0% of the offering price (5.3% of the net amount invested) to zero. Your sales charge depends on the size of your purchase.

          The sales charges for the various purchase size categories for the Flex Cap Opportunity Fund are shown below:

                                  SALES CHARGE AS A         SALES CHARGE AS A
                                    PERCENTAGE OF       PERCENTAGE OF NET AMOUNT
SALE SIZE                           OFFERING PRICE              INVESTED              DEALER REALLOWANCE
---------                           --------------              --------              ------------------
$0 to $99,999                           5.00%                   5.25%                      4.50%
$100,000 to $249,999                    4.00%                   4.17%                      3.75%
$250,000 to $499,999                    2.50%                   2.56%                      2.25%
$500,000 to $999,999                    2.00%                   2.04%                      1.75%
$1,000,000 or more                      -0-                     -0-                        -0-


          In cases in which there is no sales charge because your purchase was $1,000,000 or more, the Funds' distributor, Sentinel Financial Services Company, will pay dealers compensation of 1.00% for sales of up to $4,999,999. In these cases, if you redeem the shares in the first one year after the purchase, a 1.0% contingent deferred sales charge ("CDSC") will be imposed, and if you redeem in the second year, a 0.5% CDSC will be imposed. For sales of $5,000,000 or more, Sentinel Financial will individually negotiate dealer compensation and CDSCs. After the second year, there will be no CDSC. You can find additional information on this CDSC on page 30 of the Prospectus.

          You can receive a reduced sales charge for a number of reasons, as discussed on pages 30-32 of the Prospectus.

          The Class A shares of the Flex Cap Opportunity Fund participate in the Company's Class A Distribution Plan, under which the Funds may pay distribution fees for the sale and distribution of their shares, and for services provided to shareholders. This Plan provides for a fee to the Distributor of the Sentinel Funds at a maximum annual rate of 0.30% of average daily net assets of the Class A shares of the Flex Cap Opportunity Fund. We will pay trail commissions to dealers on Class A shares of the Flex Cap Opportunity Fund at an annual rate of 0.20% of average daily net assets. Additional information on this Distribution Plan is set forth on page 32 of the Prospectus.

CLASS B SHARES

          FOR PURCHASES OF CLASS B SHARES OF THE FLEX CAP OPPORTUNITY FUND, YOU PAY THE CURRENT NET ASSET VALUE. THERE IS NO INITIAL SALES CHARGE. A CDSC WILL BE IMPOSED ON CLASS B SHARES OF THE FLEX CAP OPPORTUNITY FUND IF YOU REDEEM SHARES DURING THE CDSC PERIOD, UNLESS YOU CAN USE ONE OF THE CDSC WAIVERS LISTED ON PAGE 35 OF THE PROSPECTUS.

          Whether you pay a CDSC upon a redemption and how much it is depends on the amount of your purchases and the number of years since you made the purchase. The CDSC schedules for Class B shares of the Flex Cap Opportunity Fund are shown below:

                                 CDSC PERCENTAGE
                                 ---------------
                                             Year Since Purchase Payment Was Made
                                ------------------------------------------------------------
PURCHASE AMOUNT                   1st        2nd        3rd       4th        5th        6th
---------------                   ---        ---        ---       ---        ---        ---
Up to $249,999                    4%         4%         3%         2%        2%         1%
$250,000 to $499,999              3.50%      3%         2%         1%        1%
$500,000 to $1,000,000            3%         2%         1%         1%        -          -


The maximum purchase amount for Class B shares is $1,000,000. For additional information on CDSCs for Class B shares, see page 32 of the Prospectus.

          The Class B shares of the Flex Cap Opportunity Fund participate in the Company's Class B Distribution Plan. This Plan provides for a fee to Sentinel Financial at a maximum annual rate of 1.00% of average daily net assets of the Class B shares of the Flex Cap Opportunity Fund. We will pay trail commissions to dealers on Class B shares at varying rates depending on the overall average daily net assets in all Class B shares of the Sentinel Funds for which a particular registered representative is the registered representative of record, as described on page 33 of the Prospectus. Additional information on this Distribution Plan is set forth on page 33 of the Prospectus.

          Class B shares of the Flex Cap Opportunity Fund automatically convert to Class A shares of the Flex Cap Opportunity Fund at the end of the applicable CDSC period, in the same way as the Class B shares of the other Sentinel Funds which offer Class B shares convert to Class A shares of the same Fund. See page 33 of the Prospectus.

          Sentinel Financial pays selling dealers, at the time you purchase Class B shares of the Flex Cap Opportunity Fund, the percentages of the aggregate purchase amount shown below (including purchases of Class A or Class C shares of the Fund, or shares of any other Sentinel Fund of any class (except the Sentinel U.S. Treasury Money Market Fund)):

          AMOUNT OF PURCHASE PAYMENT                  BROKER DEALER PAYMENT
          --------------------------                  ---------------------
              Up to $249,999                                  4.0%
              $250,000 to $499,999                            2.5%
              $500,000 to $999,999                            2.0%


CLASS C SHARES

          For purchases of Class C shares of the Flex Cap Opportunity Fund, you pay the current net asset value. There is no initial sales charge. A CDSC in the amount of 1% of the purchase price will be imposed on Class C shares of the Flex Cap Opportunity Fund if you redeem shares during the first year after their purchase, unless you can use one of the CDSC waivers listed on page 35 of the Prospectus. Similar to the Class B shares, Class C shares are subject to higher distribution fees than Class A shares. However, since Class C shares never convert to Class A shares, investments in Class C shares remain subject to these higher distribution fees for the entire holding period of your investment.

          The Class C shares of the Flex Cap Opportunity Fund participate in the Company's Class C Distribution Plan. Under this Plan, the Flex Cap Opportunity Fund pays a fee to Sentinel Financial at a maximum annual rate of 1.00% of average daily net assets of its Class C shares of the Flex Cap Opportunity Fund. In the first year after purchase Sentinel Financial keeps this fee to recover the initial sales commission. In subsequent years, the entire 1.00% will be paid to the selling dealer. Additional information on this Distribution Plan is set forth on page 34 of the Prospectus.

          Sentinel Financial pays selling dealers, at the time you purchase Class C shares of the Flex Cap Opportunity Fund, amounts equal to 1% of the aggregate purchase amount.

EXCHANGES

          Shares of the Flex Cap Opportunity Fund may be exchanged into shares of the same class of any other Fund, as described on pages 39-40 of the Prospectus. All of the Sentinel Funds offer Class A shares. Class B shares are offered for the Common Stock, Balanced, Mid Cap Growth, Growth Index, Small Company, World, High Yield Bond, Bond and U.S. Treasury Money Market Funds. Class C shares are offered for the Common Stock, Balanced, World and High Yield Bond Funds.

OTHER INFORMATION

          For other information on how to buy, sell, exchange or transfer shares of the Sentinel Funds, please see "How to Buy, Sell, Exchange and Transfer Shares", beginning on page 35 of the Prospectus.

DIVIDENDS, CAPITAL GAINS AND TAXES

          The Flex Cap Opportunity Fund pays dividends substantially equivalent to its net investment income, if any, once per year in December. Distributions of net realized capital gains, if any, are paid annually in December. Unless you elect otherwise, your dividends and capital gains distributions will be reinvested automatically in shares of the same class of the Flex Cap Opportunity Fund. See "Dividends, Capital Gains and Taxes" on page 40 of the Prospectus.

MANAGEMENT OF THE FLEX CAP OPPORTUNITY FUND

          The investment advisor to the Flex Cap Opportunity Fund is Sentinel Advisors Company, which also is the investment advisor to the other Sentinel Funds. Information on Sentinel Advisors can be found on page 42 of the Prospectus. For its services as investment advisor, Sentinel Advisors receives from the Flex Cap Opportunity Fund a fee equal to 0.90% per annum of the average daily value of the net assets of the Flex Cap Opportunity Fund.

          Sentinel Advisors Company has retained the services of Fred Alger Management, Inc. to serve as subadvisor to the Flex Cap Opportunity Fund. In its role as subadvisor, Alger has the responsibility for making all the investment decisions for the Fund. It continuously reviews and administers the Fund's investment program. Alger is located at 1 World Trade Center, Suite 9333, New York, New York 10048.

          PORTFOLIO MANAGERS. David Alger and David Hyun are the individuals responsible for the day-to-day management of the Fund's portfolio and have served in that capacity since the inception of the Fund. Mr. Alger has been employed by Alger as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Hyun has been employed by Alger as an Analyst since 1991 and as a Senior Vice President and co-manager since 1998.